Share capital - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended			12 Months Ended		12 Months Ended
	Jan. 19, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series A Preferred Shares [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Jan. 27, 2012 Class A common shares [Member]	Dec. 31, 2012 Class A common shares [Member]	Feb. 26, 2012 Class A common shares [Member]	Dec. 31, 2011 Class A common shares [Member]	Dec. 13, 2012 Series D Preferred Shares [Member]	Dec. 31, 2012 Series D Preferred Shares [Member]	Apr. 19, 2011 Series R Preferred Stock [Member]	Dec. 31, 2012 Series R Preferred Stock [Member]	Dec. 31, 2011 Series R Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2012 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member] Prior to January 30, 2016 [Member]	Dec. 31, 2011 Series C Preferred Shares [Member] After January 30, 2016 [Member]	Dec. 31, 2012 Series B Preferred Shares [Member]	Dec. 31, 2012 Series B Preferred Shares [Member] Issuance date of May 27, 2010 to June 30, 2012 [Member]	Dec. 31, 2012 Series B Preferred Shares [Member] Issuance date of July 1, 2012 to June 30, 2013 [Member]	Dec. 31, 2012 Series B Preferred Shares [Member] Issuance date Thereafter [Member]
Class of Stock [Line Items]
Percentage of discount on shares		3.00%
Class A common stock dividend per share		$ 0.485
Re-purchase of Class A common shares	11,300,000							148,101
Re-purchase of common stock price	$ 15.00
Cost of re-purchase of common shares	$ 170,609,000	$ 172,812,000
Fees and expenses relating to the tender offer	1,110,000
Class A common shares issued							4,220,728
Class A common shares issued Value							66,899,000
Repurchase plan of Class A common shares									50,000,000
Re-purchase of Class A common shares, value		312,000						2,203,000
Percentage of accrued non-cash cumulative dividend per annum until January 31, 2014					12.00%
Percentage of accrued non-cash cumulative dividend per annum thereafter					15.00%
Class A common share price per share						$ 15.00		$ 0.01		$ 0.01
Percentage of payments to investors					115.00%
Percentage of dividend rate on preferred shares																					5.00%	8.00%	10.00%
Redemption of Series B preferred shares			24,600,000																	24,600,000
Preferred shares issued		17,305,000	14,200,000		200,000						3,105,000	3,105,000				14,000,000	14,000,000
Gross proceeds from issuance of preferred shares																350,000,000
Percentage of dividend rate payable											7.95%					9.50%
Redemption price per share											$ 25.00					$ 25.00
Aggregate maximum dividend rate payable per annum																		25.00%	30.00%
Increase in dividend rate payable quarterly																1.25
Gross proceeds of issuance of preferred shares		$ 74,700,000	$ 344,539,000	$ 25,896,000							$ 77,625,000
Preferred shares, authorized		65,000,000	65,000,000		315,000							20,000,000	1,000,000	1,000,000			40,000,000			260,000
Preferred shares, par value		$ 0.01	$ 0.01										$ 0.01
Preferred shares, voting rights													Each share of the Series R participating preferred stock entitles the holder to 1,000 votes on all matters submitted to a vote of the shareholders of the Company
Preferred shares, outstanding		17,305,000	14,200,000